Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payments [Abstract]
Schedule of share options to be exercised
Vesting period of the relevant percentage of the options	Cap of options exercisable
After 6 months since the Listing Date	1% of the total shares
After 12 months since the Listing Date	2% of the total shares
After 18 months since the Listing Date	2.5% of the total shares
After 24 months since the Listing Date	3% of the total shares

Schedule of lists the inputs to the model used
Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	49%
Risk-free interest rate (%)	0.36%
Suboptimal factor	2.5
Forfeiture rate	0%
Option life (years)	4.78
Share price (US$ per share)	8.67

Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	50%
Risk-free interest rate (%)	0.88%
Suboptimal factor	1.0 - 2.5
Forfeiture rate	0%
Option life (years)	10
Share price (US$ per share)	9.03

Schedule of weighted average exercise price and share options
	2022 WAEP US$	2022 Number of options	2021 WAEP US$	2021 Number of options
At January 1	8.46	887,002	8.46	887,002
Granted during the year	—	—	—	—
Forfeited during the year	—	—	—	—
Exercised during the year	—	—	—	—
Expired during the year	—	—	—	—
At December 31	8.46	887,002	8.46	887,002

	2022 WAEP US$	2022 Numbers of options	2022 Number of restricted shares	2021 WAEP US$	2021 Numbers of options	2021 Number of restricted shares
At January 1, 2022	0.01	1,125,334	101,666	0.01	1,125,334	101,666
Granted during the year	—	—	—	—	—	—
Forfeited during the year	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—
At December 31, 2022	0.01	1,125,334	101,666	0.01	1,125,334	101,666

Schedule of share options outstanding
	2022	2021
Exercise period	Number of options	Number of options	Exercise price US$
July 12, 2021 – January 12, 2025	295,667	295,667	8.46
January 12, 2022 – January 12, 2025	295,667	295,667	8.46
July 12, 2022 – January 12, 2025	147,834	147,834	8.46
January 12, 2023 – January 12, 2025	147,834	147,834	8.46
	887,002	887,002

Exercise period	2022 Number of options	2022 Number of restricted shares	2021 Number of options	2021 Number of restricted shares	Exercise price US$
October 1, 2021 – October 30, 2030	562,666	50,832	562,666	50,832	0.01
October 1, 2022 – October 30, 2030	337,600	30,500	337,600	30,500	0.01
October 1, 2023 – October 30, 2030	112,534	10,167	112,534	10,167	0.01
October 1, 2024 – October 30, 2030	112,534	10,167	112,534	10,167	0.01
	1,125,334	101,666	1,125,334	101,666